UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Pickens Morningstar® Renewable Energy ResponseTM ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.1%
	Basic Materials - 5.8%
486	Agnico Eagle Mines, Ltd.	$26,062
516	Domtar Corporation	18,478
2,268	Harsco Corporation (a)	43,001
150	International Flavors & Fragrances, Inc.	18,404
1,032	Olin Corporation	19,319
1,026	Teck Resources, Ltd. - Class B	16,645
11,220	Yamana Gold, Inc.	35,592
		177,501
	Communication Services - 0.8%
486	BCE, Inc.	23,522
	Consumer Defensive - 1.5%
396	Bunge, Ltd.	22,421
204	Walmart, Inc.	24,211
		46,632
	Consumer, Cyclical - 4.6%
210	Hasbro, Inc.	24,925
708	Nordstrom, Inc.	23,838
288	Tesla, Inc. (a)	69,371
252	Tiffany & Company	23,343
		141,477
	Energy - 4.0%
4,206	AltaGas, Ltd.	61,788
5,772	TransAlta Renewables, Inc.	59,420
		121,208
	Financial - 7.0%
90	American Express Company	10,645
522	AXA Equitable Holdings, Inc.	11,568
396	Bank of America Corporation	11,551
144	Bank of Montreal	10,613
252	Bank of New York Mellon Corporation	11,393
24	BlackRock, Inc.	10,695
1,260	Brookfield Asset Management, Inc. - Class A	66,949
648	KeyCorp	11,560
42	Mastercard, Inc. - Class A	11,406
228	MetLife, Inc.	10,753
144	Royal Bank of Canada	11,689
192	Toronto-Dominion Bank	11,203
210	Voya Financial, Inc.	11,432
246	Wells Fargo & Company	12,408
		213,865

	Healthcare - 1.4%
186	Alexion Pharmaceuticals, Inc. (a)	18,217
96	Becton Dickinson and Company	24,284
		42,501
	Industrial - 13.6%
36,666	Bombardier, Inc. - Class B (a)	49,571
3,408	Covanta Holding Corporation	58,924
762	Eaton Corporation plc	63,360
5,856	General Electric Company	52,353
3,132	SNC-Lavalin Group, Inc.	44,141
3,012	Trinity Industries, Inc.	59,276
882	Wabtec Corporation	63,381
288	Xylem, Inc.	22,931
		413,937
	Real Estate - 2.5%
48	Equinix, Inc.	27,686
720	Iron Mountain, Inc.	23,321
288	Prologis, Inc.	24,543
		75,550
	Technology - 11.7%
318	Advanced Micro Devices, Inc. (a)	9,219
12	Alphabet, Inc. - Class A (a)	14,654
54	Apple, Inc.	12,094
60	Autodesk, Inc. (a)	8,862
180	Cisco Systems, Inc.	8,894
192	Dell Technologies, Inc. - Class C (a)	9,957
60	Facebook, Inc. - Class A (a)	10,685
1,002	First Solar, Inc. (a)	58,126
726	Hewlett Packard Enterprise Company	11,013
516	HP, Inc.	9,763
222	Intel Corporation	11,440
42	Intuit, Inc.	11,169
78	Microsoft Corporation	10,844
66	salesforce.com, Inc. (a)	9,797
1,098	SolarEdge Technologies, Inc. (a)	91,925
3,690	Sunrun, Inc. (a)	61,641
48	Workday, Inc. - Class A (a)	8,158
		358,241

		Utilities - 46.2% ⧫
3,588		AES Corporation	58,628
4,932		Algonquin Power & Utilities Corporation	67,573
708		ALLETE, Inc.	61,886
1,356		Avista Corporation	65,685
4,110		Boralex, Inc. - Class A	70,249
2,622		Capital Power Corporation	60,758
684		Consolidated Edison, Inc.	64,618
1,008		Edison International	76,023
996		Evergy, Inc.	66,294
1,542		Fortis, Inc.	65,232
576		IDACORP, Inc.	64,898
5,652		Innergex Renewable Energy, Inc.	65,271
294		NextEra Energy, Inc.	68,499
3,192		Northland Power, Inc.	61,284
828		NorthWestern Corporation	62,141
966		Ormat Technologies, Inc.	71,764
1,158		Otter Tail Corporation	62,243
2,652		Pattern Energy Group, Inc. - Class A	71,418
1,092		Portland General Electric Company	61,556
4,368		TerraForm Power, Inc. - Class A	79,607
9,384		TransAlta Corporation	61,095
378		Xcel Energy, Inc.	24,528
			1,411,250
		TOTAL COMMON STOCKS (Cost $2,925,053)	3,025,684

		SHORT-TERM INVESTMENT - 0.7%
21,512		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.85% *	21,512
		TOTAL SHORT-TERM INVESTMENT (Cost $21,512)	21,512
		TOTAL INVESTMENTS - 99.8% (Cost $2,946,565)	3,047,196
		Other Assets in Excess of Liabilities - 0.2%	5,538
		NET ASSETS - 100.0%	$3,052,734

	Percentages are stated as a percent of net assets

	⧫	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of September 30, 2019.

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value  measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stock	$3,025,684	$-	$-	$3,025,684
Short-Term Investments	21,512	-	-	21,512
Total Investments in Securities	$3,047,196	$-	$-	$3,047,196
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended September 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         11/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        11/11/2019

By (Signature and Title)*      /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date        11/11/2019

* Print the name and title of each signing officer under his or her signature.